Segment Information (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets, Total	$ 202,984	$ 238,530
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets, Total	173,629	207,645
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets, Total	$ 29,355	$ 30,885